Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net, Changes in Allowance of Expected Credit Losses (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business combination		$ (148,359)	$ 0		$ 0	[1]
Spin-off	[2]	0	(3,002)		0	[1]
Trade and other receivables {Member] [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increases recorded in expenses	[1]	(11,927,258)	(12,021,598)		(12,197,447)
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of year		(38,194,997)	(42,079,056)	[1]	(41,835,826)	[1]
Balance at year end		(37,533,735)	(38,194,997)		(42,079,056)	[1]
Accumulated impairment [member] | Trade and other receivables {Member] [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs		16,239,505	11,392,722		9,162,382	[1]
Translation effect		$ (3,502,626)	$ 4,515,937		$ 2,791,835	[1]

[1]	Includes discontinued operation of Claro Chile, SpA joint venture until October 6, 2022. See note 2Ac.
[2]	This figure is related to the spin-off of Telekom Austria AG.